Derivatives and Hedging Activities - Narrative (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Estimated loss that will be reclassified to interest expense	$ 36,981	$ 95,018